U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1	Name and Address of Issuer:
	Principal Life Insurance Company Separate Account B
	The Principal Financial Group
	Des Moines, IA 50392-2080

2	The name of each series or class of securities for which this Form is filed (If the Form is being filed
	for all series and classes of securities of the issues, check the box but do not list series or classes):
	X

3	Investment Company Act File Number:		811-02091
	Securities Act File Number:	02-37988, 02-78001, 33-74232, 33-44670, 33-44565,
		333-63401, 333-40254, 333-116220, 333-128079
4a	Last day of fiscal year for which this notice if filed:
	12/31/2009

4b	Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
	issuer's fiscal year). (See Instruction A.2)
	N/A
	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c	Check box if this is the last time the issuer will be filing this Form.
	N/A

5	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the		02-37988	$ 58,302
		fiscal year in reliance on rule 24f-2:		02-78001	136,563
				33-44565	1,670,026
				33-44670	11,875,917
				333-63401	7,804,812
				33-74232	325,928,128
				333-40254	104,213,698
				333-116220	972,152,137
				333-128079	4,656,259
					1,428,495,842
	(ii)	Aggregate price of shares redeemed or	02-37988	$ 312,707
		repurchased during the fiscal year:	02-78001	228,435
			33-44565	2,258,197
			33-44670	12,128,799
			333-63401	15,680,144
			33-74232	431,982,457
			333-40254	218,925,609
			333-116220	466,199,969
			333-128079	5,053,491
				1,152,769,808
	(iii)	Aggregate price of shares redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees
		payable to the Commission:		0

	(iv)	Total available redemption credits
		[Add items 5(ii) and 5(iii)]:			1,152,769,808

	(v)	Net Sales - If Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			275,726,034

(vi)	Redemption credits available for use in future years
-- if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]"	N/A

(vii)	Multiplier for determining registration fee (See
	Instruction c.9):		0.0000713

(viii)	Registration fee due [Multiply Item 5(v) by Item
	5(vii)] (enter "0" if no fee is due):		19,659.27

6 Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ____________.

7 Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
+ 0

8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

19,659.27

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

03/26/10

Method of Delivery:

X	Wire Transfer
N/A	Mail or other means

THE 24F-2 FEE IS PAID BY 33-44565.

Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Life Insurance Company Separate Account B

By	/s/ Joyce N. Hoffman
Joyce N. Hoffman
Senior Vice President and Corporate Secretary

Date:	26th day of March, 2010